STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended		1 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 Number of Warrants	Jun. 30, 2013 Number of Warrants	Jun. 30, 2013 Weighted Average Exercise Price	Jun. 30, 2013 Weighted Average Remaining Contractual Life (Years)
Number of Warrants:
Beginning balance at December 31, 2012 (in shares)	35,603,142			16,255,779
Granted (in shares)	24,482,741	56,190,375
Cancelled (in shares)	32,430,954	5,336,045	(3,446,748)	(3,446,748)
Forfeited (in shares)		(3,720,000)
Exercised (in shares)	(11,399,150)	(11,531,188)
Ending Balance at June 30, 2013 (in shares)	16,255,779	35,603,142		12,809,031
Warrants exercisable at June 30, 2013 (in shares)	16,255,779			12,809,031
Weighted Average Exercise Price:
Beginning Balance at December 31, 2012 (in dollars per share)	$ 2.64				$ 0.54
Granted (in dollars per share)
Cancelled (in dollars per share)					$ 0.60
Forfeited (in dollars per share)
Exercised (in dollars per share)
Ending Balance at June 30, 2013 (in dollars per share)	$ 0.54	$ 2.64			$ 0.51
Warrants exercisable at June 30, 2013 (in dollars per share)	$ 0.54				$ 0.51
Weighted average fair value of warrants granted during the period (in dollars per share)
Weighted Average Remaining Contractual Life:
Beginning Balance at December 31, 2012						2 years 5 months 1 day
Cancelled						1 month 21 days
Ending Balance at June 30, 2013	2 years 5 months	3 years 11 months				2 years 3 months 22 days
Warrants exercisable at June 30, 2013	2 years 5 months					2 years 3 months 22 days